Basis of presentation and significant accounting policies (Details 8)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Accounts receivable | Credit concentration | Customer one
Concentration of credit risk
Concentration of risk (as a percent)	32.00%	33.00%	30.00%
Accounts receivable | Credit concentration | Customer two
Concentration of credit risk
Concentration of risk (as a percent)	21.00%	20.00%	13.00%
Accounts receivable | Credit concentration | Customer three
Concentration of credit risk
Concentration of risk (as a percent)	9.00%	11.00%	13.00%
Accounts receivable | Credit concentration | Customer four
Concentration of credit risk
Concentration of risk (as a percent)	4.00%	6.00%	6.00%
Accounts receivable | Credit concentration | Customer five
Concentration of credit risk
Concentration of risk (as a percent)	3.00%	6.00%	5.00%
Revenues. | Customers | Customer one
Concentration of credit risk
Concentration of risk (as a percent)	36.00%	32.00%	29.00%
Revenues. | Customers | Customer two
Concentration of credit risk
Concentration of risk (as a percent)	20.00%	19.00%	18.00%
Revenues. | Customers | Customer three
Concentration of credit risk
Concentration of risk (as a percent)	8.00%	9.00%	10.00%
Revenues. | Customers | Customer four
Concentration of credit risk
Concentration of risk (as a percent)	4.00%	7.00%	8.00%
Revenues. | Customers | Customer five
Concentration of credit risk
Concentration of risk (as a percent)	4.00%	4.00%	5.00%